FAIR VALUE OF FINANCIAL INSTRUMENTS - Allocation of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Financial assets	$ 1,655	$ 1,549
Financial liabilities	9,772	8,690
Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	107	72
Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	9,665	8,618
Accounts payable and other (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	542	589
Accounts payable and other (current and non-current) | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Accounts payable and other (current and non-current) | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	542	589
Non-recourse borrowings (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	5,057	4,577
Non-recourse borrowings (current and non-current) | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-recourse borrowings (current and non-current) | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	5,057	4,577
Exchangeable and class B Shares
Disclosure of financial liabilities [line items]
Financial liabilities	4,040	3,426
Exchangeable and class B Shares | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Exchangeable and class B Shares | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	4,040	3,426
Financial liabilities (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	107	72
Financial liabilities (current and non-current) | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	107	72
Financial liabilities (current and non-current) | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Loans payable to Brookfield Infrastructure
Disclosure of financial liabilities [line items]
Financial liabilities	26	26
Loans payable to Brookfield Infrastructure | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Loans payable to Brookfield Infrastructure | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	26	26
Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial assets	0	97
Amortized cost
Disclosure of financial liabilities [line items]
Financial assets	1,655	1,452
Cash and cash equivalents
Disclosure of financial liabilities [line items]
Financial assets	356	445
Cash and cash equivalents | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial assets	0	0
Cash and cash equivalents | Amortized cost
Disclosure of financial liabilities [line items]
Financial assets	356	445
Accounts receivable and other (current and non-current)
Disclosure of financial liabilities [line items]
Financial assets	479	441
Accounts receivable and other (current and non-current) | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial assets	0	0
Accounts receivable and other (current and non-current) | Amortized cost
Disclosure of financial liabilities [line items]
Financial assets	479	441
Financial assets (current and non-current)
Disclosure of financial liabilities [line items]
Financial assets	0	97
Financial assets (current and non-current) | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial assets		97
Financial assets (current and non-current) | Amortized cost
Disclosure of financial liabilities [line items]
Financial assets		0
Due from Brookfield Infrastructure
Disclosure of financial liabilities [line items]
Financial assets	820	566
Due from Brookfield Infrastructure | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial assets	0	0
Due from Brookfield Infrastructure | Amortized cost
Disclosure of financial liabilities [line items]
Financial assets	$ 820	$ 566